Average Annual Total Returns - Institutional - Vanguard Developed Markets Index Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares Since Inception	Institutional Plus Shares Inception Date	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 1 Year	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 5 Years	Spliced Developed ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception
Total	10.27%	8.35%	5.00%	Apr. 01, 2014	10.00%	8.35%	4.90%	10.00%	8.18%	5.02%	11.24%	9.07%	5.20%